Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents		$ 30,417	[1]	$ 24,680		$ 8,320
Short-term investments		27,528		50,648		94,696
Total financial assets		57,945		75,328
Total financial liabilities		1,779		1,630		36,736
Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]			24,680
Short-term investments				50,648
Total financial assets				75,328
Total financial liabilities				1,630
Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents		30,417	[1]	22,481	[2]	5,868	[2]
Money market funds [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]			22,481
U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments		650		2,181		3,408
U.S. treasuries [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments				2,180
Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[2]			2,199		1,805
Short-term investments		23,882		39,564		71,349
Corporate debt security [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]			2,199
Short-term investments				39,565
Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments		2,996		5,248		2,551
Asset-backed security and other [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments				5,248
Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[2]					647
Short-term investments				3,655		16,387
Non-U.S. government and supranational bonds [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments				3,655
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities		7		7		140
Private Placement Warrants [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities				7
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities		659		654		7,356
Public Warrants [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities				654
Derivative Liabilities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities		497		405
Derivative Liabilities [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities				405
Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities		616		564		29,240
Contingent Earn-out Shares liability [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities				564
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents		30,417	[1]	24,680		5,868
Short-term investments		650		2,181		3,408
Total financial assets		31,067		26,861
Total financial liabilities		659		654		7,356
Fair Value, Inputs, Level 1 [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]			24,680
Short-term investments				2,180
Total financial assets				26,860
Total financial liabilities				654
Fair Value, Inputs, Level 1 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents		30,417	[1]	22,481	[2]	5,868	[2]
Fair Value, Inputs, Level 1 [Member] | Money market funds [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]			22,481
Fair Value, Inputs, Level 1 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments		650		2,181		3,408
Fair Value, Inputs, Level 1 [Member] | U.S. treasuries [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments				2,180
Fair Value, Inputs, Level 1 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[2]			2,199
Short-term investments
Fair Value, Inputs, Level 1 [Member] | Corporate debt security [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]			2,199
Short-term investments
Fair Value, Inputs, Level 1 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 1 [Member] | Asset-backed security and other [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 1 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[2]
Short-term investments
Fair Value, Inputs, Level 1 [Member] | Non-U.S. government and supranational bonds [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities		659		654		7,356
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities				654
Fair Value, Inputs, Level 1 [Member] | Derivative Liabilities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Derivative Liabilities [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 1 [Member] | Contingent Earn-out Shares liability [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents			[1]			2,452
Short-term investments		26,878		48,467		91,288
Total financial assets		26,878		48,467
Total financial liabilities		7		7		140
Fair Value, Inputs, Level 2 [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]
Short-term investments				48,468
Total financial assets				48,468
Total financial liabilities				7
Fair Value, Inputs, Level 2 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents			[1]		[2]		[2]
Fair Value, Inputs, Level 2 [Member] | Money market funds [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]
Fair Value, Inputs, Level 2 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 2 [Member] | U.S. treasuries [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 2 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[2]					1,805
Short-term investments		23,882		39,564		71,349
Fair Value, Inputs, Level 2 [Member] | Corporate debt security [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]
Short-term investments				39,565
Fair Value, Inputs, Level 2 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments		2,996		5,248		2,551
Fair Value, Inputs, Level 2 [Member] | Asset-backed security and other [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments				5,248
Fair Value, Inputs, Level 2 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[2]					647
Short-term investments				3,655		16,387
Fair Value, Inputs, Level 2 [Member] | Non-U.S. government and supranational bonds [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments				3,655
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities		7		7		140
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities				7
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Derivative Liabilities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Derivative Liabilities [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Contingent Earn-out Shares liability [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents			[1]
Short-term investments
Total financial assets
Total financial liabilities		1,113		969		29,240
Fair Value, Inputs, Level 3 [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]
Short-term investments
Total financial assets
Total financial liabilities				969
Fair Value, Inputs, Level 3 [Member] | Money market funds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents			[1]		[2]		[2]
Fair Value, Inputs, Level 3 [Member] | Money market funds [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]
Fair Value, Inputs, Level 3 [Member] | U.S. treasuries [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 3 [Member] | U.S. treasuries [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 3 [Member] | Corporate debt security [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[2]
Short-term investments
Fair Value, Inputs, Level 3 [Member] | Corporate debt security [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[1]
Short-term investments
Fair Value, Inputs, Level 3 [Member] | Asset-backed security and other [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 3 [Member] | Asset-backed security and other [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 3 [Member] | Non-U.S. government and supranational bonds [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Cash and cash equivalents	[2]
Short-term investments
Fair Value, Inputs, Level 3 [Member] | Non-U.S. government and supranational bonds [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Short-term investments
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member] | Derivative Liabilities [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities		497		405
Fair Value, Inputs, Level 3 [Member] | Derivative Liabilities [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities				405
Fair Value, Inputs, Level 3 [Member] | Contingent Earn-out Shares liability [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities		$ 616		564		$ 29,240
Fair Value, Inputs, Level 3 [Member] | Contingent Earn-out Shares liability [Member] | Previously Reported [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis [Line Items]
Total financial liabilities				$ 564

[1]	Included in total cash and cash equivalents in the condensed consolidated balance sheets.
[2]	Included in total cash and cash equivalents on the Consolidated Balance Sheets.